Regulatory Matters (Tables)	12 Months Ended
Jun. 30, 2012
Banking and Thrift [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]

At June 30, 2012, the Bank exceeded all regulatory minimum capital requirements. The holding company ratios do not differ significantly from the Bank’s ratios. The table below presents certain information relating to the Bank’s regulatory compliance at June 30, 2012.

					To Be Well
					Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)

Total Capital (to Risk Weighted Assets)	$20,036	13.26%	$12,089	8.00%	$15,111	10.00%
Tier 1 Capital (to Risk Weighted Assets)	18,124	11.99%	6,044	4.00%	9,067	6.00%
Tier 1 Leverage Ratio	18,124	7.13%	10,164	4.00%	12,706	5.00%

At June 30, 2011, the Bank exceeded all regulatory minimum capital requirements. The table below presents certain information relating to the Bank’s regulatory compliance at June 30, 2011.

					To Be Well
					Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)

Total Capital (to Risk Weighted Assets)	$21,432	12.94%	$13,250	8.00%	$16,563	10.00%
Tier 1 Capital (to Risk Weighted Assets)	19,335	11.67%	6,625	4.00%	9,938	6.00%
Tier 1 Leverage Ratio	19,335	7.26%	10,659	4.00%	13,323	5.00%